UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22021

                   The Gabelli Healthcare & Wellness(Rx) Trust
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                  Agnes Mullady
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.




                                                                          (LOGO)

                  THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST

                              Third Quarter Report
                               September 30, 2008

TO OUR SHAREHOLDERS,

      During the third quarter of 2008, The Gabelli Healthcare & Wellness(Rx) Trust's (the "Fund") total return was 1.52% on a net asset value ("NAV") basis while the Standard & Poor's ("S&P") 500 Index fell 8.36%. The Fund's market price on September 30, 2008 was $5.60, which equates to a 23.71% discount to its NAV of $7.34 at the end of the quarter. The Fund's market price, adjusted for distributions, fell 9.82% during the third quarter.

      Enclosed is the investment portfolio as of September 30, 2008.

COMPARATIVE RESULTS

              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (a)

                                                                  Since
                                                                Inception
                                          Quarter    1 Year     (06/28/07)
                                          -------    -------    ----------
GABELLI HEALTHCARE & WELLNESS(RX) TRUST
   NAV TOTAL RETURN (b).................     1.52%    (9.38)%        (7.68)%
   INVESTMENT TOTAL RETURN (c)..........    (9.82)   (29.94)        (29.51)
S&P 500 Index...........................    (8.36)   (21.96)        (16.71)(d)
S&P 500 Health Care Index...............     0.49    (12.21)         (9.40)
S&P 500 Consumer Staples Index..........     4.80      0.74           4.36

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. THE S&P 500 HEALTH CARE INDEX IS AN UNMANAGED INDICATOR OF HEALTH CARE EQUIPMENT AND SERVICES, PHARMACEUTICALS, BIOTECHNOLOGY AND LIFE SCIENCES STOCK PERFORMANCE. THE S&P 500 CONSUMER STAPLES INDEX IS AN UNMANAGED INDICATOR OF FOOD AND STAPLES RETAILING, FOOD, BEVERAGE AND TOBACCO, AND HOUSEHOLD AND PERSONAL PRODUCTS STOCK PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $8.00.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $8.00.

(d) FROM JUNE 30, 2007, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.

We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

                   THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                             MARKET
SHARES                                                        VALUE
-------                                                   ------------
          COMMON STOCKS -- 91.5%
          AEROSPACE AND DEFENSE -- 0.5%
  4,000   DRS Technologies Inc.........................   $    307,000
                                                          ------------
          BEVERAGES -- 7.7%
 10,000   Anheuser-Busch Companies Inc.................        648,800
 45,000   Dr. Pepper Snapple Group Inc.+...............      1,191,600
 12,000   Hansen Natural Corp.+........................        363,000
 69,000   ITO EN Ltd...................................        881,679
  6,000   ITO EN Ltd., Preference......................         61,831
 12,000   PepsiCo Inc..................................        855,240
  3,000   Sapporo Holdings Ltd.........................         21,804
 14,000   The Coca-Cola Co.............................        740,320
                                                          ------------
                                                             4,764,274
                                                          ------------
          BIOTECHNOLOGY -- 4.2%
 25,000   3SBio Inc., ADR+.............................        161,250
    200   Arena Pharmaceuticals Inc.+..................          1,000
 40,000   Array Biopharma Inc.+........................        307,200
  7,000   Cephalon Inc.+...............................        542,430
  6,500   Crucell NV, ADR+.............................        101,140
 50,000   CytRx Corp.+.................................         25,500
  3,000   Gilead Sciences Inc.+........................        136,740
 20,000   Monogram Biosciences Inc.+...................         15,200
  5,000   Omrix Biopharmaceuticals Inc.+...............         89,700
  2,993   RXi Pharmaceuticals Corp.+...................         24,423
130,000   Tercica Inc.+................................      1,162,200
                                                          ------------
                                                             2,566,783
                                                          ------------
          CHEMICALS -- 0.8%
 12,000   International Flavors & Fragrances Inc.......        473,520
                                                          ------------
          COMMERCIAL SERVICES AND SUPPLIES -- 0.7%
 12,000   Weight Watchers International.Inc............        439,200
                                                          ------------
          COMPUTERS AND PERIPHERAL -- 0.4%
  6,000   Quality Systems Inc..........................        253,560
                                                          ------------
          FOOD -- 32.8%
 12,800   Cadbury plc, ADR.............................        524,032
 40,000   Campbell Soup Co.............................      1,544,000
 77,000   Dean Foods Co.+..............................      1,798,720
 50,000   Del Monte Foods Co...........................        390,000
 22,000   Flowers Foods Inc............................        645,920
 20,000   General Mills Inc............................      1,374,400
 20,000   Groupe Danone................................      1,407,796
  2,000   Groupe Danone, ADR...........................         28,093
 12,000   H.J. Heinz Co................................        599,640
 30,000   Hain Celestial Group Inc.+...................        825,900
 17,000   Kellogg Co...................................        953,700
 16,000   Kerry Group plc, Cl. A.......................        468,514
 47,000   Kikkoman Corp................................        628,405
 55,000   Lifeway Foods Inc.+..........................        643,500
100,000   Meiji Seika Kaisha Ltd.......................        449,438
 15,000   Morinaga Milk Industry Co. Ltd...............         42,311
    500   Nestle SA, ADR...............................         21,494
 39,000   Nestle SA....................................      1,672,122
  6,000   Parmalat SpA.................................         14,022
  5,000   Rock Field Co. Ltd...........................         62,432
 84,400   Smart Balance Inc.+..........................        553,664
 15,000   The J.M. Smucker Co..........................        760,350
  8,000   Wimm-Bill-Dann Foods OJSC, ADR+..............        568,000
 37,000   Wm. Wrigley Jr. Co...........................      2,937,800
 40,000   YAKULT HONSHA Co. Ltd........................      1,229,844
                                                          ------------
                                                            20,144,097
                                                          ------------
          FOOD AND STAPLES RETAILING -- 8.5%
  6,000   Costco Wholesale Corp........................        389,580
 34,000   CVS Caremark Corp............................      1,144,440
 12,000   SUPERVALU Inc................................        260,400
 44,777   The Great Atlantic & Pacific Tea Co. Inc.+...        484,487
    500   Village Super Market Inc., Cl. A.............         23,835
 10,000   Wal-Mart Stores Inc..........................        598,900
 24,000   Walgreen Co..................................        743,040
 78,000   Whole Foods Market Inc.......................      1,562,340
                                                          ------------
                                                             5,207,022
                                                          ------------
          HEALTH CARE EQUIPMENT AND SUPPLIES --15.8%
 13,000   Advanced Medical Optics Inc.+................        231,140
  7,500   Align Technology Inc.+.......................         81,225
 28,187   AMDL Inc.+...................................         54,967
161,813   AMDL Inc.+ (a)(b)(c).........................        315,552
 40,000   AngioDynamics Inc.+..........................        632,000
 16,000   Boston Scientific Corp.+.....................        196,320
  8,000   Covidien Ltd.................................        430,080
 30,000   Cutera Inc.+.................................        318,300
 20,000   Datascope Corp...............................      1,032,600
 21,100   ev3 Inc.+....................................        211,844
 27,000   Greatbatch Inc.+.............................        662,580
 15,000   Hologic Inc+.................................        289,950
 12,000   Inverness Medical Innovations.Inc.+..........        360,000
 14,000   Kinetic Concepts Inc.+.......................        400,260
 15,000   Medical Action Industries Inc.+..............        196,950
252,600   Medical Nutrition USA Inc.+..................        527,934
  9,000   Medtronic Inc................................        450,900
 33,000   Micrus Endovascular Corp.+...................        460,350
 12,000   Orthofix International NV+...................        223,560
 20,000   St. Jude Medical Inc.+.......................        869,800

               See accompanying notes to schedule of investments.

                   THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                              MARKET
SHARES                                                        VALUE
-------                                                    ------------

          COMMON STOCKS (CONTINUED)
          HEALTH CARE EQUIPMENT AND SUPPLIES (CONTINUED)
 85,000   Vascular Solutions Inc.+......................   $    636,650
  7,000   Vital Signs Inc...............................        517,300
  9,000   Zimmer Holdings Inc.+.........................        581,040
                                                           ------------
                                                              9,681,302
                                                           ------------

          HEALTH CARE PROVIDERS AND SERVICES -- 9.7%
 14,000   Aetna Inc.....................................        505,540
  4,000   Amedisys Inc.+................................        194,680
  7,000   AmerisourceBergen Corp........................        263,550
 45,000   Apria Healthcare Group Inc.+..................        820,800
  8,000   Cardinal Health Inc...........................        394,240
  3,000   Chemed Corp. .................................        123,180
240,000   Continucare Corp.+............................        640,800
 14,000   Healthways Inc.+..............................        225,820
 45,000   HLTH Corp.+...................................        514,350
 12,000   IMS Health Inc................................        226,920
  8,000   McKesson Corp.................................        430,480
 20,000   Omnicare Inc..................................        575,400
 14,000   PSS World Medical Inc.+.......................        273,000
 30,200   UnitedHealth Group Inc........................        766,778
                                                           ------------
                                                              5,955,538
                                                           ------------
          PHARMACEUTICALS -- 10.4%
 11,000   Abbott Laboratories...........................        633,380
 10,000   Alpharma Inc., Cl. A+.........................        368,900
 14,000   Barr Pharmaceuticals Inc.+....................        914,200
 20,000   Inspire Pharmaceuticals Inc.+.................         71,400
 20,000   Johnson & Johnson ............................      1,385,600
 25,000   K-V Pharmaceutical Co., Cl. A+................        567,750
 18,000   Matrixx Initiatives Inc.+.....................        323,820
 13,000   Merck & Co. Inc...............................        410,280
 41,000   Pain Therapeutics Inc.+.......................        400,570
 42,000   Sciele Pharma Inc.+...........................      1,293,180
                                                           ------------
                                                              6,369,080
                                                           ------------
          TOTAL COMMON STOCKS...........................     56,161,376
                                                           ------------
          WARRANTS -- 0.1%
          HEALTH CARE EQUIPMENT AND SUPPLIES -- 0.1%
80,907    AMDL Inc., expire 03/05/11+ (a)(b)(c).........         64,174
                                                           ------------

PRINCIPAL                                               MARKET
  AMOUNT                                                 VALUE
-----------                                          ------------
              U.S. GOVERNMENT OBLIGATIONS -- 8.4%
              U.S. TREASURY BILLS -- 5.6%
$ 3,438,000   U.S. Treasury Bills,
               0.152% to 1.777%++,
               10/02/08 to 12/04/08................. $  3,436,244
                                                     ------------
              U.S. TREASURY NOTES -- 2.8%
  1,730,000    4.750%, 12/31/08.....................    1,746,625
                                                     ------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS.....    5,182,869
                                                     ------------

TOTAL INVESTMENTS -- 100.0%
   (Cost $67,325,222)............................... $ 61,408,419
                                                     ============
       Aggregate book cost.......................... $ 67,325,222
                                                     ============
       Gross unrealized appreciation................ $  2,532,267
       Gross unrealized depreciation................   (8,449,070)
                                                     ------------
       Net unrealized appreciation/(depreciation)... $ (5,916,803)
                                                     ============

------------
(a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2008, the market value of fair valued securities amounted to $379,726 or 0.62% of total investments.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the market value of Rule 144A securities amounted to $379,726 or 0.62% of total investments.

(c)   Illiquid security.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depositary

                              % OF
                             MARKET       MARKET
GEOGRAPHIC DIVERSIFICATION    VALUE        VALUE
--------------------------   ------    ------------
North America.............     85.4%   $ 52,410,572
Europe....................      7.8       4,805,213
Japan.....................      5.5       3,377,744
Latin America.............      1.3         814,890
                             ------    ------------
Total Investments.........    100.0%   $ 61,408,419
                             ======    ============

               See accompanying notes to schedule of investments.

                  THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sale s that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      -     Level 1 - quoted prices in active markets for identical securities;

      - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

                                               INVESTMENTS IN
                                                 SECURITIES
VALUATION INPUTS                               (MARKET VALUE)
---------------------------------------------  --------------
Level 1 - Quoted Prices                        $   55,790,857
Level 2 - Other Significant Observable Inputs       5,617,562
                                               --------------
Total                                          $   61,408,419
                                               ==============

                   THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

                   THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
                            AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Healthcare & WellnessRx Trust (the "Fund") is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                              TRUSTEES AND OFFICERS
                   THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES                                        OFFICERS
Mario J. Gabelli, CFA                           Bruce N. Alpert
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,            SECRETARY
   GAMCO INVESTORS, INC.
                                                CARTER W. Austin
Dr. Thomas E. Bratter                             VICE PRESIDENT
   PRESIDENT & FOUNDER, JOHN DEWEY ACADEMY

                                                Peter D. Goldstein
                                                  CHIEF COMPLIANCE OFFICER
Anthony J. Colavita
   ATTORNEY-AT-LAW,                             Agnes Mullady
   ANTHONY J. COLAVITA, P.C.                      PRESIDENT AND TREASURER

                                                David I. Schachter
James P. Conn                                     VICE PRESIDENT
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,                    Adam E. Tokar
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.     ASSISTANT VICE PRESIDENT & OMBUDSMAN

Vincent D. Enright                              INVESTMENT ADVISER
   FORMER SENIOR VICE PRESIDENT &               Gabelli Funds, LLC
   CHIEF FINANCIAL OFFICER,                     One Corporate Center
   KEYSPAN CORP.                                Rye, New York 10580-1422

                                                CUSTODIAN
Robert C. Kolodny, MD                           The Bank of New York Mellon
   PHYSICIAN, AUTHOR, AND LECTURER,
   GENERAL PARTNER OF KBS PARTNERSHIP           COUNSEL
                                                Willkie Farr & Gallagher LLP
Anthonie C. van Ekris
   CHAIRMAN, BALMAC INTERNATIONAL, INC.         TRANSFER AGENT AND REGISTRAR
                                                Computershare Trust Company, N.A.

Salvatore J. Zizza                              STOCK EXCHANGE LISTING
   CHAIRMAN, ZIZZA & CO., LTD.
                                                                                         Common
                                                                                         ------
                                                NYSE - Symbol:                           GRX
                                                Shares Outstanding:                      8,474,459

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI
(800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares.

THE GABELLI HEALTHCARE &
WELLNESS(RX) TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                            Third Quarter Report
                                                            September 30,2008

                                                                     GRX Q3/2008

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Healthcare & Wellness(Rx) Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Executive Officer and
                           Principal Financial Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Executive Officer and
                           Principal Financial Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.